Total
Popular U.S. Government Money Market Fund, LLC
Fund Summary
Investment Objective
The Fund’s investment objective is to seek to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (each, a “Financial Intermediary”), which are not reflected in the table and example below. More information is available from your Financial Intermediary and in the “Shareholder Information” section of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Popular U.S. Government Money Market Fund, LLC		Class A Withholding Shares	Class A Non-Withholding Shares	Class I Institutional Withholding Shares	Class I Institutional Non-Withholding Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[1]	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[1]	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	[1]	none	none	none	none
[1]	Other expenses are based on estimates for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Popular U.S. Government Money Market Fund, LLC		Class A Withholding Shares	Class A Non-Withholding Shares	Class I Institutional Withholding Shares	Class I Institutional Non-Withholding Shares
Management Fee	[1]	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fee	[1]	0.25%	0.25%	none	none
Other Expenses	[1]	0.58%	0.58%	0.58%	0.58%
Administrative Fee	[1]	0.08%	0.08%	0.08%	0.08%
Miscellaneous Other Expenses	[1]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	[1]	1.08%	1.08%	0.83%	0.83%
Fee Waivers and/or Expense Reimbursements	[1],[2]	0.08%	0.08%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[1],[2]	1.00%	1.00%	0.83%	0.83%
[1]	Other expenses are based on estimates for the current fiscal year.
[2]	Popular Asset Management LLC (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 1.00% of the average daily net assets of the Fund. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment to the Adviser will not cause the Fund's expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The expense limitation shall be in effect until at least June 30, 2025.

Example:

This following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through June 30, 2025 and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Popular U.S. Government Money Market Fund, LLC - USD ($)		1 Year*	3 Years*
Class A Withholding Shares	[1]	103	334
Class A Non-Withholding Shares	[1]	103	334
Class I Institutional Withholding Shares	[1]	85	266
Class I Institutional Non-Withholding Shares	[1]	85	266
[1]	Cumulative expenses paid

Expense Example No Redemption - Popular U.S. Government Money Market Fund, LLC - USD ($)		1 Year*	3 Years*
Class A Withholding Shares	[1]	103	334
Class A Non-Withholding Shares	[1]	103	334
Class I Institutional Withholding Shares	[1]	85	266
Class I Institutional Non-Withholding Shares	[1]	85	266
[1]	Cumulative expenses paid

Principal Investment Strategies of the Fund

The Fund is a U.S. “government money market fund” (as defined in Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”)) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (including securities issued by entities that are chartered or sponsored by the Congress of the United States, but which are neither issued nor guaranteed by the U.S. Treasury), as well as repurchase agreements secured by those obligations. Government securities generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be government securities for purposes of the Fund’s investment policies.

In compliance with regulatory requirements for money market funds, the Fund primarily invests in U.S. Treasury obligations and “government securities” (as defined in section 2(a)(16) of the 1940 Act) maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. treasury obligations and government securities. The Fund may also hold cash.

As a money market fund, the Fund invests in conformity with the requirements of Rule 2a-7 with respect to the quality, maturity, diversification and liquidity of the Fund’s investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board of Directors of the Fund (the “Board”) and must be an “Eligible Security” as defined in Rule 2a-7. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.

In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that offer safety, liquidity, and a competitive yield.

The Fund normally holds portfolio securities to maturity, but may sell a security when the Adviser deems it advisable, such as when market or credit factors materially change.

The Fund is designed solely for Qualifying Investors (as defined in the section entitled “Taxation” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “U.S. Code”). The Fund does not intend to qualify as a RIC and non-Qualifying Investors may suffer adverse consequences as a result.

Principal Risks of Investing in the Fund
Performance Information
The Fund had not yet commenced investment operations as of the date of this prospectus. Therefore, performance information is not available and has not been presented for the Fund.